Annual Fund Operating Expenses - Retail - Vanguard Global Credit Bond Fund	Feb. 25, 2021
Investor Shares
Operating Expenses:
Management Fees	0.27%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.35%
Admiral Shares
Operating Expenses:
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.25%